Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Deferred acquisition costs	$ 1,600,000	$ 1,400,000
Deferred gain on disposal of business	100,000	200,000
Investments, net	300,000	100,000
Net unrealized appreciation on securities	200,000	0
Other	300,000	200,000
Total deferred tax assets	2,600,000	1,900,000
Deferred tax liabilities
Net unrealized appreciation on securities	0	(600,000)
Total deferred tax liabilities	0	(600,000)
Net deferred income tax assets	2,600,000	$ 1,300,000
Cumulative valuation allowance against deferred tax assets	0
Net operating loss carryforward	$ 0